Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		1 Months Ended
	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Jan. 25, 2011 Predecessor
Net sales	$ 234,601	$ 251,942	$ 496,232	$ 418,651	$ 78,842
Cost of sales	181,525	191,762	376,159	335,432	60,296
Gross profit	53,076	60,180	120,073	83,219	18,546
Operating expenses
Selling and warehousing	(16,886)	(17,915)	(34,484)	(30,304)	(5,167)
General and administrative	(15,412)	(11,804)	(31,120)	(18,803)	(3,577)
Amortization of acquired intangible assets	(5,528)	(5,709)	(11,054)	(9,269)	(405)
Merger and acquisition costs		(2,535)		(11,031)	(5,170)
Restructuring costs, net (Note 3)	(3,771)	(675)	(3,767)	(786)
Stock-based compensation expense (Note 14)					(15,082)
Patent litigation costs (Note 11)		(104)		(136)	(500)
Antitrust litigation costs (Note 11)	(354)	(626)	(884)	(2,970)	(813)
Operating income (loss)	11,125	20,812	38,764	9,920	(12,168)
Other expense
Interest expense, net (Note 10)	(13,844)	(13,808)	(27,712)	(23,823)	(4,663)
Management fee expense					(139)
Loss on early extinguishment of debt (Note 10)					(24,153)
Debt commitment fees				(5,945)
Miscellaneous, net	(1,356)	(1,851)	(2,880)	(2,499)	(727)
Income (loss) before income taxes	(4,075)	5,153	8,172	(22,347)	(41,850)
Income tax (expense) benefit	(308)	788	(5,702)	8,058	13,952
Net income (loss)	(4,383)	5,941	2,470	(14,289)	(27,898)
Other comprehensive income, net of tax
Foreign currency translation adjustments, net of tax of ($0), ($0), ($0), ($0) and ($15)	(2,967)	1,484	(236)	2,725	627
Pension and OPEB liability, net of tax of ($105), ($0), ($10,058), ($0) and ($71)	151		15,589		116
Total other comprehensive income (loss)	(2,816)	1,484	15,353	2,725	743
Comprehensive income (loss)	$ (7,199)	$ 7,425	$ 17,823	$ (11,564)	$ (27,155)